Staff Cost - Summary of Staffing Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 29,418	€ 19,918	€ 15,288
Share-based payment	19,652	9,709	7,321
Pensions (defined contribution plans)	444	324	49
Social security costs	1,793	1,156	913
Total costs	€ 51,307	€ 31,107	€ 23,571
Average number of employees | Employee	167	121	92
Key management personnel of entity or parent [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 1,809	€ 1,731	€ 1,449
Share-based payment	5,112	3,576	2,548
Social security costs	152	70	72
Total costs	€ 7,073	€ 5,377	€ 4,069